Gabelli Capital Asset Fund
Schedule of Investments
September 30, 2021 (Unaudited)
1
Shares
Market
Value
Common Stocks — 99.8%
Aerospace and Defense — 6.0%
40,000
Aerojet Rocketdyne Holdings Inc. $ 1,742,000
11,200
HEICO Corp. 1,476,944
2,700
Honeywell International Inc. 573,156
28,000
Kaman Corp. 998,760
4,790,860
Agriculture — 0.1%
1,000
Corteva Inc. 42,080
Automobiles and Components — 0.2%
1,000
BorgWarner Inc. 43,210
5,000
Dana Inc. 111,200
1,750
Garrett Motion Inc.† 12,898
167,308
Building and Construction — 3.1%
20,000
Griffon Corp. 492,000
12,000
Herc Holdings Inc.† 1,961,520
2,453,520
Commercial and Professional Services — 2.1%
6,000
Rollins Inc. 211,980
9,500
Waste Management Inc. 1,418,920
1,630,900
Consumer Durables — 5.1%
3,300
Cavco Industries Inc.† 781,242
9,000
Skyline Champion Corp.† 540,540
24,500
Sony Group Corp., ADR 2,709,210
4,030,992
Consumer Products — 0.4%
20,000
Sally Beauty Holdings Inc.† 337,000
Consumer Services — 1.5%
13,500
Boyd Gaming Corp.† 854,010
12,000
Canterbury Park Holding Corp.† 199,080
55,000
Dover Motorsports Inc. 133,100
1,186,190
Consumer Staples — 9.4%
3,000
Archer-Daniels-Midland Co. 180,030
36,900
Brown-Forman Corp., Cl. A 2,312,523
1,000
Bunge Ltd. 81,320
4,000
Campbell Soup Co. 167,240
38,000
Danone SA, ADR 514,900
14,000
Diageo plc, ADR 2,702,000
12,500 Fomento Economico Mexicano SAB de
CV, ADR 1,084,000
3,500
National Beverage Corp. 183,715
3,000
The Coca-Cola Co. 157,410
3,300
Tootsie Roll Industries Inc. 100,419
7,483,557
Diversified Industrial — 2.3%
1,900
EnPro Industries Inc. 165,528
Shares
Market
Value
2,500
FMC Corp. $ 228,900
14,000
ITT Inc. 1,201,760
10,000
L.B. Foster Co., Cl. A† 154,900
1,000
Textron Inc. 69,810
1,820,898
Electrical Equipment — 4.0%
15,000
AMETEK Inc. 1,860,150
15,000
Franklin Electric Co. Inc. 1,197,750
300
Rockwell Automation Inc. 88,212
3,146,112
Energy — 1.2%
2,000
Chevron Corp. 202,900
4,000
ConocoPhillips 271,080
4,400
Devon Energy Corp. 156,244
3,000
Exxon Mobil Corp. 176,460
35,000
RPC Inc.† 170,100
976,784
Entertainment — 4.0%
2,500
The Walt Disney Co.† 422,925
65,000
ViacomCBS Inc., Cl. A 2,734,550
1,500
Vivendi SE 18,948
3,176,423
Financials — 15.5%
11,500
American Express Co. 1,926,595
6,000
Bank of America Corp. 254,700
40,500
Indus Realty Trust Inc., REIT 2,839,050
3,500
JPMorgan Chase & Co. 572,915
1,500
Marsh & McLennan Companies Inc. 227,145
12,500
Morgan Stanley 1,216,375
7,000
PROG Holdings Inc. 294,070
9,000
Ryman Hospitality Properties Inc., REIT† 753,300
12,000
State Street Corp. 1,016,640
38,000
The Bank of New York Mellon Corp. 1,969,920
25,500
Wells Fargo & Co. 1,183,455
12,254,165
Health Care — 1.3%
7,500
Covetrus Inc.† 136,050
12,000
Henry Schein Inc.† 913,920
1,049,970
Information Technology — 5.8%
15,000
Corning Inc. 547,350
53,000
CTS Corp. 1,638,230
3,300
Diebold Nixdorf Inc.† 33,363
4,000
EchoStar Corp., Cl. A† 102,040
12,000
Texas Instruments Inc. 2,306,520
4,627,503
Machinery — 11.9%
10,000
CIRCOR International Inc.† 330,100
125,000
CNH Industrial NV 2,076,250
11,000
Crane Co. 1,042,910
2,000
Deere & Co. 670,140
10,000
Flowserve Corp. 346,700

Gabelli Capital Asset Fund
Schedule of Investments (Continued)
September 30, 2021 (Unaudited)
Shares
Market
Value
Common Stocks (Continued)
Machinery (Continued)
24,000
Graco Inc. $ 1,679,280
2,200
IDEX Corp. 455,290
2,300
Snap-on Inc. 480,585
7,200
The Eastern Co. 181,152
74,010
The L.S. Starrett Co., Cl. A† 924,385
1,800
Watts Water Technologies Inc., Cl. A 302,562
7,500
Xylem Inc. 927,600
9,416,954
Materials — 7.7%
500
AdvanSix Inc.† 19,875
9,700
Ampco-Pittsburgh Corp.† 45,590
40,000
Ferro Corp.† 813,600
41,500
Freeport-McMoRan Inc. 1,349,995
2,200
International Flavors & Fragrances Inc. 294,184
70,000
Myers Industries Inc. 1,369,900
38,500
Newmont Corp. 2,090,550
1,000
Sensient Technologies Corp. 91,080
6,074,774
Media — 9.6%
3,000
AMC Networks Inc., Cl. A† 139,770
10,000
Cogeco Inc. 712,143
5,000
Discovery Inc., Cl. A† 126,900
12,000
Discovery Inc., Cl. C† 291,240
11,595
DISH Network Corp., Cl. A† 503,919
6,000
Fox Corp., Cl. A 240,660
100,000
Grupo Televisa SAB, ADR 1,098,000
1,500
Liberty Broadband Corp., Cl. A† 252,525
1,800
Liberty Broadband Corp., Cl. C† 310,860
5,000
Liberty Global plc, Cl. A† 149,000
12,000
Liberty Global plc, Cl. C† 353,520
10,000
Liberty Latin America Ltd., Cl. A† 130,800
269
Liberty Latin America Ltd., Cl. C† 3,529
3,000 Liberty Media Corp.-
Liberty Braves, Cl. A† 80,730
2,000 Liberty Media Corp.-
Liberty Braves, Cl. C† 52,840
1,500 Liberty Media Corp.-
Liberty Formula One, Cl. A† 70,575
1,500 Liberty Media Corp.-
Liberty Formula One, Cl. C† 77,115
1,098 Liberty Media Corp.-
Liberty SiriusXM, Cl. C† 52,122
12,144 Madison Square Garden Entertainment
Corp.† 882,504
6,700
Madison Square Garden Sports Corp.† 1,245,865
26,000
Sinclair Broadcast Group Inc., Cl. A 823,680
7,598,297
Publishing — 0.6%
24,000
The E.W. Scripps Co., Cl. A 433,440
Retailing — 1.5%
12,000
CVS Health Corp. 1,018,320
Shares
Market
Value
2,500
Ingles Markets Inc., Cl. A $ 165,075
1,183,395
Telecommunication Services — 2.8%
12,500
Millicom International Cellular SA, SDR† 454,200
9,000
Rogers Communications Inc., Cl. B 419,760
20,500
Telephone and Data Systems Inc. 399,750
30,000
United States Cellular Corp.† 956,700
2,230,410
Transportation — 2.1%
19,000
GATX Corp. 1,701,640
Utilities — 1.6%
24,000
National Fuel Gas Co. 1,260,480
Total Common Stocks 79,073,652
Closed-End Funds — 0.1%
7,500
Altaba Inc., Escrow†
49,312
Convertible Preferred Stocks — 0.0%
Automobiles and Components — 0.0%
2,535
Garrett Motion Inc., Ser. A, 11.000% 20,914
Rights — 0.0%
Entertainment — 0.0%
43,000
Media General Inc., CVR†(a) 0
Warrants — 0.0%
Materials — 0.0%
6,000
Ampco-Pittsburgh Corp., expire 08/01/25† 5,187
Principal
Amount
U.S. Government Obligations — 0.1%
U.S. Treasury Bill
$ 115,000
0.034%††, 12/09/21 114,996
TOTAL INVESTMENTS — 100.0%
(Cost $30,889,980) $ 79,264,061
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yield at date of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt